COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Operating Leases
2022	$502
2023	432
2024	103
Total operating lease payments	$1,037
Less: imputed interest	(112)
Present value of lease Liabilities	$925